COLLATERALIZED TRANSACTIONS (Details) - HKD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
COLLATERALIZED TRANSACTIONS
Collateral received from clients	$ 287,731,754	$ 181,403,500
Collateral received from brokers	654,664	425,617
Collateral repledged to commercial banks and other financial institutions	27,721,272	26,954,280
Securities borrowed and loaned	43,317,360	44,283,011
Cash collateral received from borrowers	48,396,947	47,919,232
Cash collateral deposited with lenders	$ 14,946,420	$ 14,689,034